S000064965 [Member] Investment Strategy - iShares Focused Value Factor ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Board of the Trust approved the closure and liquidation of the Fund. After market close on August 18, 2025, the Fund will cease the creation and redemption of Creation Units (as defined herein). Trading in the Fund will be halted prior to market open on August 19, 2025. Proceeds of the liquidation are scheduled to be sent to Fund shareholders on or around August 21, 2025 (the “Liquidation Date”).
While the Fund is in the process of liquidating its portfolio, which is anticipated to commence prior to August 18, 2025, the Fund will hold cash and securities that will not be consistent with its investment objective and strategies and is likely to incur higher tracking error than is typical for the Fund. Furthermore, the Trust cannot assure that there will be a trading market for Fund shares between market close on August 18, 2025 and the Liquidation Date because Fund shares will not be traded on NYSE Arca, Inc. (“NYSE Arca”) during that period.
Shareholders may sell their holdings of the Fund on NYSE Arca until market close on August 18, 2025 and may incur the usual and customary brokerage commissions associated with the sale of Fund shares. As of the Liquidation Date, shares of the Fund will be individually redeemed. If you hold Fund shares on the Liquidation Date, the Fund will automatically redeem your shares for cash based on the net asset value of the Fund as of the close of business on August 18, 2025, which will include any dividends or distributions calculated as of that date.
Prior to the Liquidation Date, the Fund seeks to track the investment results of the Focused Value Select Index (the “Underlying Index”), which is an objective, rules-based, equal-weighted equity index provided by FTSE Russell (the “Index Provider” or “Russell”). The Underlying Index measures the performance of large- and mid-capitalization U.S. companies with prominent value factor characteristics, as determined by Russell. The Underlying Index is a subset of the Russell 1000® Index (the “Parent Index”), which measures the performance of the large- and mid-capitalization sector of the U.S. equity market, as defined by Russell.
The construction of the Underlying Index begins with the Parent Index and excludes companies that are ranked in the top 10% of index constituents based on a 12-month trailing realized volatility. This list is further narrowed to exclude the top 10% of the remaining companies ranked in the Parent Index with the most leverage, which is measured by comparing a company's total debt to its total assets. Following these two initial screens for companies with these relatively more risky characteristics, the remaining companies are evaluated to exclude companies with a negative sentiment score, which is determined by examining the prospective earnings per share estimates for the current and following fiscal year. The remaining companies are then ranked based on a weighted composite score of four value factor metrics: price-to-book, price-to-dividend, price-to-earnings and price-to-cash flow from operations (the “Composite Score”). The top 40 ranked stocks are selected and equally weighted to form a baseline or target composition (the “Target”). The Underlying Index will be reviewed monthly and rebalanced to the Target if any of the following conditions are met: (i) the Underlying Index’s Composite Score is less than 80% of the Target’s Composite Score; (ii) the Underlying Index has fewer than 40 securities; (iii) the Underlying Index includes a security with weight greater than 20% of the Underlying Index; or (iv) the largest five securities by weight included in the Underlying Index have a weight greater than 50% of the Underlying Index.  If no rebalance is triggered, the weights and the components securities of the Underlying Index and their weights remain unchanged.
As of March 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the financials and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.